LOANS RECEIVABLE (Summary of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans receivable, current
Less: Allowances for doubtful debts
Loans receivable, net, current	79,641
Loans receivable, Non-current
Less: Allowances for doubtful debts
Loans receivable, net, non-current	2,009
Secured [Member]
Loans receivable, current
Loans receivable, gross	29,356
Loans receivable, Non-current
Loans receivable, gross	41
Secured [Member] | Entrusted loans [Member]
Loans receivable, current
Loans receivable, gross	17,413
Secured [Member] | Mortgage loans [Member]
Loans receivable, current
Loans receivable, gross	11,943
Loans receivable, Non-current
Loans receivable, gross	41
Unsecured loans [Member]
Loans receivable, current
Loans receivable, gross	50,285
Loans receivable, Non-current
Loans receivable, gross	$ 1,968